Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Product sales	$ 1,305,254	$ 561,818	$ 1,950,460	$ 3,373,380	$ 3,861,205	$ 805,969
Product sales, related parties	11,709	16,940	32,028	22,940	60,626	139,114
Manufacturing service revenue	9,049	6,653	22,487	33,248	43,409	242,190
Kiosk revenue	0	6,824	0	8,890	0	0
Consulting services, related parties					2,100	0
Total Revenues	1,326,012	592,235	2,004,975	3,438,458	3,967,340	1,187,273
Cost of Sales
Cost of sales	1,349,631	598,627	2,227,521	2,795,661	3,724,498	850,901
Cost of sales, related parties	414,374	0	490,260	0	3,796
Total Cost of Sales	1,764,005	598,627	2,717,781	2,795,661	3,728,294	850,901
Gross Profit (Loss) from Operations	437,993	6,392	(712,806)	642,797	239,046	336,372
Operating expenses:
General and administrative	1,037,790	791,562	2,770,482	1,758,561	2,639,285	981,676
General and administrative, related parties	135,454	45,000	403,963	195,000	606,842	469,259
Sales and marketing	306,505	200,976	668,227	685,086	858,296	542,680
Sales and marketing, related parties	29,794	0	79,881	0	26,660
Expensing of related party advances and loans	166,267	0	1,487,042	0	1,470,522
Impairment loss on equipment and trademarks					1,721,663
Research and development					0	2,090
Total Operating Expenses	1,675,810	1,037,538	5,409,595	2,638,647	7,323,268	1,995,705
Net Operating Loss	2,113,803	1,043,930	(6,122,401)	(1,995,850)	(7,084,222)	(1,659,333)
Other income (expense):
Interest expense	82,109	3,684	(88,871)	(13,080)
Interest expense, net					(47,265)	(209,676)
Other income and expense	36,977	1,859	(11,521)	(15,109)	(3,470)	(1,666)
Total Other Income (Expense)	119,086	5,543	(100,392)	(28,189)
Net Loss before equity investment	2,232,889	1,049,473	(6,222,793)	(2,024,039)
Income before income taxes					(7,134,957)	(1,870,675)
Provision for income taxes					0	0
Share of net losses of equity method investee	28,619	0	28,619	0
Net Loss	2,261,508	1,049,473	6,251,412	(2,024,039)	(7,134,957)	(1,870,675)
Net profit/(loss) attributable to non-controlling interests	(50,995)	(617)	(73,486)	(2,200)	(131,123)	(14,250)
Net Loss Attributable to Hempacco Co., Inc.	$ 2,210,513	$ 1,048,856	$ (6,177,926)	$ (2,021,839)
Dividends issued to preferred stockholders						757,479
Net profit/(loss) attributable to Hempacco Co., Inc.					(7,003,834)	(1,856,425)
Net loss attributable to common shareholders					$ (7,003,834)	$ (2,613,904)
Basic and Dilutive Loss per Share	$ 0.08	$ 0.05	$ (0.22)	$ (0.10)	$ (0.33)	$ (0.18)
Shares Used in Calculating Loss per Share	28,524,410	22,468,140	27,575,488	20,670,278	21,393,862	14,641,224